INCOME TAXES - Summary of reconciliations of differences between PRC statutory income tax rate and group's effective income tax rate (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Percent
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Other foreign jurisdictions	0.29%	0.29%
Preferential tax rate	(8.90%)	(8.90%)
Research and Development expense tax credits	(3.32%)	(3.32%)
Non-taxable income			(1.33%)	0.00%
Non-deductible expense			2.00%	2.09%
Share-based payment awards	1.82%	1.82%
Other nontaxable or nondeductible items	0.12%	0.12%
Changes in valuation allowances	0.61%	0.61%
Disposal of subsidiaries			0.03%	(4.50%)
Research and Development expense super deduction			(5.45%)	(4.13%)
Effect of tax holiday			(6.31%)	(7.05%)
Different tax rate of entities operating in other jurisdiction			0.07%	0.03%
Valuation allowance			0.83%	0.30%
Withholding tax			3.65%	5.34%
True up			(0.05%)	(1.05%)
Withholding for Profits of foreign invested enterprises	2.59%	2.59%
Other Adjustments	(0.19%)	(0.19%)
Effective tax rate	18.02%	18.02%	18.44%	16.03%
Amount in RMB
Statutory income tax rate	¥ 468,346
Other foreign jurisdictions	5,488
Preferential tax rate	(166,777)
Research and Development expense tax credits	(62,147)
Share-based payment awards	34,073
Other nontaxable or nondeductible items	2,316
Changes in valuation allowances	11,505
Withholding for Profits of foreign invested enterprises	48,476
Other Adjustments	(3,628)
Total income tax expense	¥ 337,652	$ 48,284	¥ 238,900	¥ 247,616